Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Reconciliation of Class A common Stock Subject to Possible Redemption
At
September 30, 2024 and December 31, 2023, the shares of Class A common stock reflected in the condensed balance sheets is reconciled in the following table
:

	Number of Shares	$
Class A common stock subject to possible redemption at December 31, 2023	637,605	6,780,204
Add:
Remeasurement of carrying value to redemption value	—	72,669
Class A common stock subject to possible redemption at March 31, 2024	637,605	6,852,873
Add:
Remeasurement of carrying value to redemption value	—	38,303
Class A common stock subject to possible redemption at June 30, 2024	637,605	6,891,176
Less:
Extension redemptions	(268,726)	(2,927,998)
Add:
Remeasurement of carrying value to redemption value	—	47,030
Class A common stock subject to possible redemption at September 30, 2024	368,879	4,010,208

At December 31, 2023 and 2022, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(15,600,000)
Class A common stock issuance costs	(21,504,526)
Redemption of Class A common stock	(293,509,365)
Plus:
Remeasurement of carrying value to redemption value	41,003,672

Class A common stock subject to possible redemption at December 31, 2022	10,389,781
Less:
Redemption of Class A common stock	(3,879,175)
Plus:
Remeasurement of carrying value to redemption value	269,598

Class A common stock subject to possible redemption at December 31, 2023	$6,780,204

Summary of Basic and Diluted Loss Per Share
The following table reflects the calculation of basic and diluted loss per common stock (in dollars, except per share amounts):

	Three Months Ended September 30,
	2024		2023
	Class A	Class B and non-redeemable Class A	Class A	Class B and non-redeemable Class A
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss, as adjusted	$(27,789)	$(538,006)	$(56,657)	$(829,326)
Denominator:
Basic and diluted weighted average shares outstanding	579,186	11,213,333	766,064	11,213,333
Basic and diluted net loss per share of common stock	$(0.05)	$(0.05)	$(0.07)	$(0.07)

	Nine Months Ended September 30,
	2024		2023
	Class A	Class B and non-redeemable Class A	Class A	Class B and non-redeemable Class A
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss, as adjusted	$(89,461)	$(1,623,247)	$(335,352)	$(4,063,696)
Denominator:
Basic and diluted weighted average shares outstanding	617,990	11,213,333	925,369	11,213,333
Basic and diluted net loss per share of common stock	$(0.14)	$(0.14)	$(0.36)	$(0.36)

The following table reflects the calculation of basic and diluted (loss) income per common stock (in dollars, except per share amounts):

	For the Year Ended December 31,
	2023		2022
	Redeemable Class A	Non-Redeemable Class A &B	Redeemable Class A	Non-Redeemable Class A &B
Basic and diluted net (loss) income per share of common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(392,599)	$(4,997,030)	$875,772	$354,566
Denominator:
Basic and diluted weighted average shares outstanding	880,992	11,213,333	27,696,716	11,213,333

Basic and diluted net (loss) income per share of common stock	$(0.45)	$(0.45)	$0.03	$0.03